Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

22.Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2025, 2024, and 2023:

Reconciliation of basic and diluted earnings per share
in € K, except share and per share data
	2025	2024	2023
Numerator:
Net income attributable to shareholders of FME AG	978,367	537,913	498,997
Denominators:
Weighted average number of shares outstanding	291,190,575	293,413,449	293,413,449
Potentially dilutive shares (see note 23)	—	—	—
Basic earnings per share	3.36	1.83	1.70
Diluted earnings per share	3.36	1.83	1.70